Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International, Inc. and the guarantors of the Senior Notes and the Senior Secured Credit Facilities.

The immediate parent of Holdings is UCI Holdings (No.1) Limited and the ultimate controlling entity is UCI Holdings (No.2) Limited. The ultimate sole shareholder of Holdings is Mr. Graeme Hart.

In addition to the related party transactions discussed below, from time to time, Holdings enters into other transactions with affiliates which are not material to Holdings or its affiliates.

During the three and nine months ended September 30, 2014 and 2013, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Autoparts Holdings

•	Rank Group Limited

•	Reynolds Group Holdings Limited

	Transaction values				Balance outstanding as of
In millions	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013	September 30, 2014	December 31, 2013
Related Party Receivables
Autoparts Holdings
Recharges (credit) of services (a)	$(1.7)	$(0.5)	$(4.3)	$3.1	$(2.7)	$(2.3)
Joint services agreement	2.6	1.8	7.6	4.9	6.1	0.4
Sale of goods	11.7	17.1	40.0	55.6	22.7	20.0
Asset (purchase) sales	0.3	—	0.6	—	0.3	(0.1)
Purchase of goods	(1.3)	(0.4)	(3.1)	(1.1)	(1.9)	(0.7)
State income taxes	—	—	—	—	—	(0.1)

					24.5	17.2
Related Party Payables
Autoparts Holdings
Purchase of goods	0.4	0.3	0.6	1.0	0.5	0.4
Rank Group
Recharges of professional fees (b)	0.8	—	0.8	—	0.8	—
Reynolds Group Holdings Limited
Recharges of services	—	0.2	—	0.7	—	0.2

Long-Term Related Party Payables					1.3	0.6
Autoparts Holdings
Deferred income taxes	—	—	—	—	0.4	0.4

Unless otherwise disclosed below, the nature and terms of all related party transactions and repayment terms are the same as disclosed in Holdings’ annual financial statements for the year ended December 31, 2013.

(a)	During the three months ended September 30, 2014 and 2013, Holdings received total credits of $1.7 million and incurred costs of $0.6 million, respectively, and during the nine months ended September 30, 2014 and 2013, Holdings received total credits of $4.3 million and incurred costs of $9.9 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group, business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The amounts in the table are for FRAM Group’s share of these credits and costs.
(b)	The professional fees are related to evaluating strategic opportunities including potential merger and acquisition and capital structure activities that are non-operating in nature.